Document And Entity Information	Jul. 31, 2020
Cover [Abstract]
Amendment Flag	true
Amendment Description	On July 31, 2020, CBRE Group, Inc. furnished a Current Report on Form 8-K (the “Original 8-K”) that included a press release providing an update on the second quarter ended June 30, 2020. This Current Report on Form 8-K/A amends the Original 8-K solely for the purpose of correcting a clerical error which incorrectly noted on page 6 of the press release that the cash composition of total liquidity was $1.1 million instead of $1.1 billion.
Entity Central Index Key	0001138118
Document Type	8-K/A
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	CBRE GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32205
Entity Tax Identification Number	94-3391143
Entity Address, Address Line One	400 South Hope Street
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	(213)
Local Phone Number	613-3333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	CBRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false